Equity Textual 3 (Details)	Jun. 30, 2014 USD ($)	May 31, 2014 USD ($)
Equity Textual 3 Details
Fair value of warrants	$ 132,407	$ 271,250
Expected life maximum	1	2
Expected life minimum	2	9
Expected volatility maximum	287.00%	202.00%
Expected volatility minimum	163.00%	201.00%
Risk-free interest rate maximum	0.10%	0.09%
Risk-free interest rate minimum	0.41%	0.39%
Expected dividend yield	0.00%	0.00%
Warrant expiration		$ 1,283,333
New warrant expected life		14
New warrant expected volatility		226.00%
New warrant risk-free interest rate		0.10%
New warrant expected dividend yield		0.00%